UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



ROBECO-SAGE TRITON FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2008

                        Robeco-Sage Triton Fund, L.L.C.

                      Schedule of Investments (unaudited)

                                 June 30, 2008


                                                                                   %* OF
                                                                                  MEMBERS'
PORTFOLIO FUND                                         COST            VALUE      CAPITAL      LIQUIDITY
                                                  --------------   ------------   --------   -------------
LONG/SHORT EQUITY:
Abchurch Europe Fund, Ltd.                        $  3,000,000     $  2,546,391    1.91%       Quarterly
Alson Signature Fund Offshore, Ltd.                  3,760,000        4,431,617    3.33%       Quarterly
Apis Offshore Capital, Ltd.                          3,000,000        3,263,363    2.45%       Quarterly
Cantillon World, Ltd.                                  800,000        1,214,905    0.91%        Monthly
Clovis Capital Partners (Cayman), Ltd.               3,010,000        3,707,424    2.78%       Quarterly
Coeus Capital Offshore, Ltd.                         3,200,000        3,399,103    2.55%       Quarterly
Criterion Capital Partners, Ltd.                     3,150,000        3,845,162    2.89%        Monthly
Elm Ridge Value Partners Offshore Fund, Inc.         3,300,000        3,435,032    2.58%       Quarterly
Highline Capital International, Ltd.                 4,000,000        4,997,999    3.75%       Quarterly
Ivory Offshore Flagship Fund, L.P.                   2,560,000        3,262,688    2.45%       Quarterly
Marshall Wace Core Fund, Ltd.                        2,800,000        2,467,645    1.85%       Quarterly
North Run Offshore Partners, Ltd.                    2,750,000        2,957,250    2.22%       Quarterly
PFM Diversified Offshore Fund, Ltd.                  4,200,000        4,329,536    3.25%       Quarterly
Tracer Capital Offshore Fund, Ltd.                   1,045,934        1,340,844    1.01%       Quarterly
                                                  ------------     ------------   -----
   TOTAL LONG/SHORT EQUITY                          40,575,934       45,198,959   33.93%
                                                  ------------     ------------   -----
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.          2,750,000        3,339,460    2.51%       Quarterly
Centaurus Alpha Fund, Ltd.                           1,900,000        2,139,940    1.61%        Monthly
CSO, Ltd.                                            2,600,000        2,137,559    1.61%      Quarterly**
Elliott International, Ltd.                          1,500,000        2,658,424    2.00%       Quarterly
Eton Park Overseas Fund, Ltd.                        3,950,000        5,026,541    3.78%      Bi-Annually
Fir Tree International Value Fund, Ltd.              2,660,000        3,147,041    2.36%      Bi-Annually
Magnetar Capital Fund, Ltd.                          3,250,000        3,422,240    2.57%     Semi-Annually
Montrica Global Opportunities Fund                   3,350,000        3,087,067    2.32%       Annually
Octavian Global Fund, Ltd.                           3,000,000        2,883,814    2.17%       Quarterly
Perry Partners International, Inc.                   3,160,000        3,601,252    2.70%       Annually
Taconic Opportunity Offshore Fund, Ltd.              3,500,000        3,525,953    2.64%       Quarterly
                                                  ------------     ------------   -----
   TOTAL EVENT DRIVEN                               31,620,000       34,969,291   26.27%
                                                  ------------     ------------   -----
STRUCTURED CREDIT:
Cerberus International, Ltd.                         4,250,000        4,249,148    3.19%       Quarterly
D.B. Zwirn Special Opportunities Fund, Ltd.            226,779          196,257    0.15%      Bi-Annually
Dune Capital International, Ltd.                     1,250,000        1,209,658    0.91%     Semi-Annually***
Petra Offshore Fund L.P.                             1,950,000        2,249,037    1.69%       Quarterly
Sorin Offshore Fund, Ltd.                            1,900,000        1,846,306    1.39%       Quarterly
                                                  ------------     ------------   -----
   TOTAL STRUCTURED CREDIT                           9,576,779        9,750,406    7.33%
                                                  ------------     ------------   -----

                         Robeco-Sage Triton Fund, L.L.C.

                                  June 30, 2008


                                                                                               %* OF
                                                                                              MEMBERS'
PORTFOLIO FUND                                                      COST           VALUE      CAPITAL      LIQUIDITY
                                                                -----------    -------------  -------   ----------------

DISTRESSED:
Greywolf Capital Overseas Fund                                 $      66,602   $      91,169    0.07%        Annually
Matlin Patterson Distressed Opportunities Fund, Ltd.               2,000,000       2,192,940    1.65%     Semi-Annually
Redwood Offshore Fund, Ltd.                                        2,660,000       3,181,407    2.39%      Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited                 2,600,000       3,027,567    2.27%       Quarterly
                                                               -------------   -------------   -----
   TOTAL DISTRESSED                                                7,326,602       8,493,083    6.38%
                                                               -------------   -------------   -----
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                    3,750,000       5,349,945    4.02%     Bi-Annually
Sandleman Partners Multi-Strategy Fund, Ltd.                       2,750,000       2,480,656    1.86%     Quarterly***
                                                               -------------   -------------   -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                             6,500,000       7,830,601    5.88%
                                                               -------------   -------------   -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund Limited             1,900,000       1,970,846    1.48%       Monthly
QFS Global Macro Hedge Fund, Ltd.                                  1,700,000       1,864,521    1.40%       Monthly
Wexford Offshore Spectrum Fund                                     2,468,775       3,297,210    2.48%      Quarterly
                                                               -------------   -------------   -----
   TOTAL MACRO                                                     6,068,775       7,132,577    5.36%
                                                               -------------   -------------   -----
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited      3,310,000       4,488,666    3.37%      Monthly
                                                               -------------   -------------   -----
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, Ltd.             3,000,000       3,342,182    2.51%      Quarterly
The Drake Absolute Return Fund, Ltd.                               1,250,000       1,150,314    0.86%    Quarterly***
                                                               -------------   -------------   -----
   TOTAL FIXED INCOME RELATIVE VALUE                               4,250,000       4,492,496    3.37%
                                                               -------------   -------------   -----
CREDIT:
ARX Global High Yield Securities Overseas Fund, Ltd.               1,304,389       1,259,874    0.95%     Semi-Annually
Latigo Offshore Ltd.                                               2,350,000       2,391,853    1.80%       Quarterly
                                                               -------------   -------------   -----
   TOTAL CREDIT                                                    3,654,389       3,651,727    2.75%
                                                               -------------   -------------   -----
   TOTAL PORTFOLIO FUNDS                                       $ 112,882,479   $ 126,007,806   94.64%
                                                               =============   =============   =====

*      Percentages are based on Members' Capital of $133,145,626.

**     The Manager has temporarily suspended redemptions.

*** The Fund has modified its redemption terms and is making periodic distributions of capital.

At June 30, 2008, the aggregate cost of investments for tax purposes was $112,882,479. Net unrealized appreciation on investments for tax purposes was $13,125,327 consisting of $15,291,807 of gross unrealized appreciation and $(2,166,480) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.64% of Members' Capital, have been fair valued.

                         Robeco-Sage Triton Fund, L.L.C.

                                  June 30, 2008

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      - Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at June 30, 2008:

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                    LEVEL 1   LEVEL 2       LEVEL 3       TOTAL
                                    -------   -------   --------------   -------------
Investments in Portfolio Funds      $    --   $    --   $  126,007,806   $ 126,007,806

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2008

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       INVESTMENTS IN
                                                      PORTFOLIO FUNDS
                                                      ---------------
BALANCE AS OF 3/31/08                                 $ 120,031,676
Accrued discounts/premiums                                       --
Realized gain/(loss)                                       (351,100)
Change in unrealized appreciation/(depreciation)          2,876,770
Net purchase/(sales)                                      3,450,460
Net transfers in/and or out of Level 3                           --
                                                      -------------
BALANCE AS OF 6/30/08                                 $ 126,007,806
                                                      =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                 /s/ Timothy J. Stewart
                                          --------------------------------
                                          Timothy J. Stewart
                                          Chief Executive Officer

Date: August 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Timothy J. Stewart
                                          --------------------------------
                                          Timothy J. Stewart
                                          Chief Executive Officer

Date: August 28, 2008



By (Signature and Title)*                 /s/ Matthew J. Davis
                                          --------------------------------
                                          Matthew J. Davis
                                          Chief Financial Officer

Date: August 28, 2008

* Print the name and title of each signing officer under his or her signature.